OTHER ITEMS OF THE STATEMENT OF COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2024
Other Items Of Statement Of Comprehensive Income
Schedule of selling expenses

	12.31.2024	12.31.2023	12.31.2022
Salaries and social security charges	5	5	5
Employees benefits	1	1	1
Fees and compensation for services	3	3	4
Taxes, rates and contributions	15	13	14
Transportation and freights	49	43	40
Other	1	1	1
Total selling expenses	74	66	65

Schedule of exploration expenses

	12.31.2024	12.31.2023	12.31.2022
Salaries and social security charges	64	58	50
Employees benefits	11	10	8
Defined benefit plans	19	18	9
Fees and compensation for services	39	29	30
Compensation agreements	61	37	19
Directors' and Sindycs' fees	6	7	7
Property, plant and equipment depreciation	8	7	6
Maintenance	3	2	2
Transport and per diem	2	2	2
Rental and insurance	3	1	1
Surveillance and security	2	1	1
Taxes, rates and contributions	14	8	6
Communications	1	1	1
Other	6	4	-
Total administrative expenses	239	185	142

10.3 Exploration expenses

	12.31.2024	12.31.2023	12.31.2022
Geological and geophysical expenses	1	-	-
Derecognition of unproductive wells	20	7	-
Total exploration expenses	21	7	-

Schedule of exploration expenses

	12.31.2024	12.31.2023	12.31.2022
Geological and geophysical expenses	1	-	-
Derecognition of unproductive wells	20	7	-
Total exploration expenses	21	7	-

Schedule of other operating income and expenses

	Note	12.31.2024	12.31.2023	12.31.2022
Other operating income
Insurance recovery		7	1	-
Services provided to third parties		-	1	1
Results for property, plant and equipment sale		11	1	2
Result from intangible assets sale		-	-	2
Recovery of provision for contingencies		30	-	-
Expenses recovery		-	8	-
Commercial interests		50	70	27
Contractual indemnity		-	7	-
GasAr Plan		44	55	56
Compensation for arbitration award		-	-	37
Export Increase Program		19	24	-
Fair value of consortiums' previous interest		-	7	-
Other		14	3	6
Total other operating income		175	177	131

Other operating expenses
Provision for contingencies		(36)	(8)	(4)
Provision for environmental remediation		(3)	(4)	-
Results for property, plant and equipment sale and derecognition		-	(2)	-
Tax on bank transactions		(19)	(18)	(14)
PAIS import tax		(3)	(5)	-
Donations and contributions		(3)	(3)	(2)
Institutional promotion		(2)	(4)	(3)
Costs of concessions agreements completion		(6)	(5)	-
Contractual penalty		-	(7)	-
Readjustment of investment plan		-	-	(9)
Royalties GasAr Plan		(6)	(8)	(8)
Ecuador's transactional agreement		-	(5)	-
Impairment of other receivables		-	(5)	-
Other contractual expenses		-	(6)	-
Other		(10)	(8)	(6)
Total other operating expenses		(88)	(88)	(46)

Schedule of financial assets

	12.31.2024	12.31.2023	12.31.2022
Financial income
Financial interests	9	2	1
Other interests	23	3	4
Total financial income	32	5	5

Financial costs
Financial interests (1)	(145)	(304)	(172)
Commercial interests	(1)	(1)	(1)
Fiscal interests	(28)	(47)	(38)
Other interests	(6)	(4)	(5)
Bank and other financial expenses	(5)	(8)	(5)
Total financial costs	(185)	(364)	(221)

Other financial results
Foreign currency exchange difference, net	(11)	123	80
Changes in the fair value of financial instruments	239	444	110
Result from present value measurement	(7)	(10)	(14)
Result from repurchase and exchange of CB	(10)	1	(8)
Other financial results	-	-	(2)
Total other financial results	211	558	166

Total financial results, net	58	199	(50)

(1)	Net of US$ 8 million, US$ 21 million and US$ 11 million capitalized in property, plant and equipment for the years ended December 31, 2024, 2023 and 2022, respectively.

Schedule of income tax benefit expense

	12.31.2024	12.31.2023	12.31.2022
Current tax	280	19	99
Deferred tax	(405)	272	46
Difference between previous fiscal year income tax provision and the income tax statement	4	27	(21)
Total income tax - (Profit) Loss	(121)	318	124

Below is a reconciliation between income tax expense and the amount resulting from application of the tax rate on the income before taxes:

	12.31.2024	12.31.2023	12.31.2022
Profit before income tax	498	623	581
Current income tax rate	35%	35%	35%
Income tax at the statutory tax rate	174	218	203
Share of profit from companies	(52)	1	(37)
Non-taxable results	(4)	(17)	(3)
Effects of exchange differences and other results associated with the valuation of the currency, net	136	752	275
Effects of valuation of property, plant and equipment, intangible assets and financial assets	(737)	(1,146)	(575)
Difference between previous fiscal year income tax provision and deferred tax and the income tax statement	18	3	2
Effect for tax inflation adjustment	346	501	253
Non-deductible cost	(2)	9	4
(Recovery of impairment) Impairment of deferred assets	-	(3)	2
Total income tax - (Profit) Loss	(121)	318	124